MINT ORGANICS (Details Narrative) - Mint Organics Florida, Inc [Member]	1 Months Ended
May 02, 2019 $ / shares shares
Exchange Agreement [Member]
Shares issued , business acquisition	2,400,000
Share price | $ / shares	$ 0.042
Series A Preferred Stock [Member]
Shares acquired	150
Warrants acquired	150,000
Shares issued , business acquisition	4,400,000
Share price | $ / shares	$ 0.034